Segment information (Details) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2016 USD ($) rig	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) segment rig	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) rig
Segment Reporting [Abstract]
Number of operating segments | segment				1
Revenue, Major Customer [Line Items]
Revenue, major customer		100.00%	100.00%	100.00%	100.00%
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 418.5	$ 417.2	$ 862.5	$ 817.9
Fixed assets - drilling units	[1]	$ 5,443.8		$ 5,443.8		$ 5,547.3
Number of drilling rigs | rig		11		11		11
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 175.4	197.9	$ 359.7	397.3
Fixed assets - drilling units	[1]	2,873.7		2,873.7		$ 2,927.4
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		61.5	45.1	122.8	80.1
Fixed assets - drilling units	[1]	503.0		503.0		519.2
Ghana
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		57.4	58.6	115.0	114.8
Fixed assets - drilling units	[1]	583.3		583.3		591.5
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		46.1	63.6	107.3	126.7
Fixed assets - drilling units	[1]	494.2		494.2		508.0
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		45.4	20.1	91.4	41.5
Fixed assets - drilling units	[1]	566.4		566.4		571.3
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		21.6	26.6	43.5	52.2
Fixed assets - drilling units	[1]	246.6		246.6		251.5
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		11.1	$ 5.3	22.8	$ 5.3
Myanmar
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling units	[1]	$ 176.6		$ 176.6		$ 178.4
BP
Revenue, Major Customer [Line Items]
Revenue, major customer		40.20%	45.30%	39.20%	48.00%
ExxonMobil
Revenue, Major Customer [Line Items]
Revenue, major customer	[2]	35.20%	28.20%	37.60%	26.00%
Tullow
Revenue, Major Customer [Line Items]
Revenue, major customer		15.80%	14.40%	14.90%	14.00%
Chevron
Revenue, Major Customer [Line Items]
Revenue, major customer		5.90%	12.10%	5.60%	12.00%
Other
Revenue, Major Customer [Line Items]
Revenue, major customer		2.90%	0.00%	2.70%	0.00%

[1]	The fixed assets referred to in the table above include eleven drilling units at June 30, 2016 and December 31, 2015.
[2]	The ExxonMobil drilling contract for the West Aquarius was assigned to Hibernia Management and Development Co. Ltd. which is a consortium majority owned by ExxonMobil.